Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 11,167	$ 14,184
Accounts receivable—net	88,091	130,777
Contract revenues in excess of billings	95,012	81,195
Inventories	37,137	35,963
Prepaid expenses	12,407	7,924
Other current assets	63,412	59,690
Total current assets	307,226	329,733
PROPERTY AND EQUIPMENT—Net	413,008	430,210
GOODWILL	83,576	83,576
OTHER INTANGIBLE ASSETS — Net	1,499	2,428
INVENTORIES—Noncurrent	52,602	41,646
INVESTMENTS IN JOINT VENTURES	4,734	3,761
ASSETS HELD FOR SALE— Noncurrent	9,299
OTHER	21,644	6,770
TOTAL	893,588	898,124
CURRENT LIABILITIES:
Accounts payable	103,185	118,846
Accrued expenses	69,043	72,277
Billings in excess of contract revenues	5,141	7,061
Current portion of long term debt	2,465	7,506
Total current liabilities	179,834	205,690
7 3/8% SENIOR NOTES	272,998	271,998
REVOLVING CREDIT FACILITY	104,111	20,000
NOTES PAYABLE	13,293	53,792
DEFERRED INCOME TAXES	68,449	74,006
OTHER	7,013	20,465
Total liabilities	645,698	645,951
COMMITMENTS AND CONTINGENCIES (Note 13)
EQUITY:
Common stock—$.0001 par value; 90,000 authorized, 61,240 and 60,709 shares issued; 60,962 and 60,431 outstanding at December 31, 2016 and December 31, 2015, respectively.	6	6
Treasury stock, at cost	(1,433)	(1,433)
Additional paid-in capital	286,303	283,247
Accumulated deficit	(35,841)	(27,664)
Accumulated other comprehensive loss	(1,145)	(1,983)
Total equity	247,890	252,173
TOTAL	$ 893,588	$ 898,124